GS Mortgage-Backed Securities Trust 2024-PJ6

Exhibit 99.2 - Schedule 3

Client Name:
Client Project Name:	GSMBS 2024-PJ6
Start - End Dates:	11/23/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

0 - Total Active Conditions

2 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:
Client Project Name:	GSMBS 2024-PJ6
Start - End Dates:	11/23/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	XXXXXX	ID	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5293	TRID Not all required seller-paid fees were disclosed on the CD	No	Seller paid fees on seller CD but not all fees are disclosed on page 2 of the Borrowers final CD dated XXX.	(No Data)	Condition satisfied. File contains the Seller CD and/or Final Settlement Statement reflecting the Seller paid fees. Charges were included in the fee testing with no violation.	Numeric	Not Applicable	CFCFS1744: DTI below guideline requirement - Clayton Comments: DTI of 30.46% is below guideline of 45%. CFCFS2860: Good credit history - Clayton Comments: Borrowers do not have any late payments.
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	XXXXXX	ID	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	CRDINC3204	Income Documentation Missing	No	Need corrected 1003 to include citizenship information for B2. 1003's in file reflect Citizenship information as blank.	12.2.2021 Client provided updated corrected 1003 with both borrowers as XXX	Condition satisfied	(No Data)	Not Applicable	CFCFS1744: DTI below guideline requirement - Clayton Comments: DTI of 30.46% is below guideline of 45%. CFCFS2860: Good credit history - Clayton Comments: Borrowers do not have any late payments.

Client Name:
Client Project Name:	GSMBS 2024-PJ6
Start - End Dates:	11/23/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No